Net Income (Loss) Per Share - Historical Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss) attributable to Intrexon	$ 15,440	$ (20,490)	$ (26,776)	$ (50,937)	$ (81,874)	$ (85,280)
Accretion of dividends on redeemable convertible preferred stock	(4,044)	(5,469)	(18,391)	(16,291)	(21,994)	(13,868)
Undistributed earnings allocated to preferred shareholders	(3,106)
Net income (loss) attributable to common shareholders	$ 8,290	$ (25,959)	$ (45,167)	$ (67,228)	$ (103,868)	$ (99,148)
Denominator:
Weighted average shares outstanding, basic and diluted					5,533,690	5,240,647
Weighted average shares outstanding, basic	54,305,354	5,576,526	22,056,396	5,506,043
Weighted average effect of dilutive stock options and warrants	1,845,642
Weighted average shares outstanding, diluted	56,150,996	5,576,526	22,056,396	5,506,043
Net income (loss) attributable to common shareholders per share, basic	$ 0.15	$ (4.66)	$ (2.05)	$ (12.21)
Net loss attributable to common shareholders per share, basic and diluted					$ (18.77)	$ (18.92)
Net income (loss) attributable to common shareholders per share, diluted	$ 0.15	$ (4.66)	$ (2.05)	$ (12.21)